Investments in associates and joint ventures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity in earnings	R$ 221,284	R$ 199,050	R$ 177,107	R$ 164,158
Other comprehensive income	4,736	4,004	(5,740)
Total Income	46,864	37,881	24,502
Non Material Individual Investments [Member]
IfrsStatementLineItems [Line Items]
Investment	10,074	9,293
Equity in earnings	1,169	920	672
Other comprehensive income	6	21
Total Income	1,053	941
Total for all associates [member] | Non Material Individual Investments [Member]
IfrsStatementLineItems [Line Items]
Investment	8,548	7,853
Equity in earnings	1,047	993	736
Other comprehensive income	(3)	21
Total Income	1,166	1,014
Joint ventures where entity is venturer [member] | Non Material Individual Investments [Member]
IfrsStatementLineItems [Line Items]
Investment	1,526	1,440
Equity in earnings	(122)	(73)	R$ (64)
Other comprehensive income	9
Total Income	R$ (113)	R$ (73)